GS Mortgage-Backed Securities Trust 2021-PJ10 ABS-15G

Exhibit 99.2 - Schedule 3

Exception Detail

Run Date - 10/05/2021 4:21:58 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Credit	UW Collateral		UW Collateral - UW - Appraisal Report invalid or expired		Exception needed for allowing the use of recertification of value/1004D with effective date of XX/XX/XX (Appraisal effective date XX/XX/XX - 133 days) versus program requirement that the appraisal report must be completed within 120 days of closing and a recertification of value is not acceptable.		Exception granted, LTV is XX%, XX% < program maximum of 85%. Credit score is XX, XX points > program requirement of 680. Reserves are XX months, XX months > program requirement of 12 months. DTI is XX%, XX% < program maximum of 50%. Borrower is Chief Technology Officer for 11 years for XXXX (XXXX). No public records and no late payments since one isolated late on XX/XX/XX (1x30/mortgage).				07/28/2021	B	2	XXXXXXXXXX	XX	P	3	D	B	D	B	A	A	A	A		QM Safe Harbor	1